T. ROWE PRICE NEW ERA FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.9%
AGRICULTURE 3.5%
Agricultural Products 0.3%
Corteva	330,915	9,266
		9,266
Fertilizers & Agricultural Chemicals 2.1%
Calyxt (1)	144,900	817
CF Industries Holdings	731,778	36,004
Incitec Pivot (AUD)	6,629,128	15,181
Yara International (NOK)	452,764	19,521
		71,523
Packaged Foods & Meats 1.1%
Sanderson Farms	237,700	35,971
		35,971
Total Agriculture		116,760
CHEMICALS 17.6%
Commodity Chemicals 0.8%
Orion Engineered Carbons	388,933	6,499
Westlake Chemical	307,600	20,154
		26,653
Diversified Chemicals 3.5%
Akzo Nobel (EUR)	299,796	26,713
Dow	332,148	15,827
DuPont de Nemours	463,115	33,025
PPG Industries	358,700	42,509
		118,074
Industrial Gases 5.8%
Air Products & Chemicals	429,663	95,325
Linde	519,839	100,703
		196,028
Specialty Chemicals 7.5%
Croda International (GBP)	451,910	26,995
First Page Footer
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Koninklijke DSM (EUR)	332,805	40,064
Quaker Chemical	154,368	24,412
RPM International	806,500	55,495
Sherwin-Williams	98,950	54,409
Symrise (EUR)	223,979	21,773
Umicore (EUR)	369,441	13,959
Victrex (GBP)	546,225	14,464
		251,571
Total Chemicals		592,326
ENERGY INDUSTRIALS 9.4%
Construction & Engineering 1.2%
Jacobs Engineering Group	290,700	26,599
KBR	573,400	14,071
		40,670
Construction & Farm Machinery & Heavy Trucks 1.5%
AGCO	172,500	13,058
CNH Industrial (EUR)	1,471,827	14,988
Toro	316,900	23,229
		51,275
Electrical Components & Equipment 0.6%
Schneider Electric (EUR)	179,038	15,656
SGL Carbon (EUR) (1)	675,119	3,203
		18,859
Industrial Machinery 3.6%
Epiroc, B Shares (SEK)	1,837,739	18,965
Flowserve	318,200	14,863
Sandvik (SEK)	1,365,444	21,257
Valmont Industries	81,600	11,297
Wartsila (EUR)	1,681,351	18,813
Weir Group (GBP)	912,890	15,991
Xylem	255,200	20,319
		121,505
Metal & Glass Containers 2.5%
Ball	719,679	52,400
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Silgan Holdings	535,800	16,093
Vidrala (EUR)	187,604	15,729
		84,222
Total Energy Industrials		316,531
ENERGY SERVICES & PROCESSORS 11.0%

Oil & Gas Equipment & Services 4.2%
Dril-Quip (1)	249,100	12,500
Energy Reservoir Holdings, Class A-1
Acquisition Date: 4/30/19, Cost $10,109 (1)(2)(3)(4)	10,108,939	10,109
Halliburton	1,397,200	26,337
Hunting (GBP)	1,476,781	8,312
Schlumberger	1,598,650	54,626
Schoeller-Bleckmann Oilfield Equipment (EUR)	117,463	6,970
Tenaris (EUR)	2,149,377	22,797
		141,651
Oil & Gas Refining & Marketing 2.5%
Marathon Petroleum	450,220	27,351
Phillips 66	302,300	30,955
Valero Energy	315,200	26,868
		85,174
Oil & Gas Storage & Transportation 3.9%
Enbridge	684,500	24,012
Targa Resources	233,000	9,360
TC Energy	1,518,100	78,622
Venture Global LNG, Series B, Acquisition Date: 3/8/18
Cost $489 (1)(2)(3)	162	842
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $11,184 (1)(2)(3)	3,124	16,245
		129,081
Semiconductor Equipment 0.4%
Entegris	290,800	13,685
		13,685
Total Energy Services & Processors		369,591

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)

EXPLORATION & PRODUCTION 15.3%

Non-U.S. Oil & Gas Exploration & Production 2.4%
Cairn Energy (GBP) (1)	4,814,413	11,339
Kelt Exploration (CAD) (1)	1,643,000	4,316
Kosmos Energy	3,364,060	20,992
Lundin Petroleum (SEK)	1,023,881	30,694
Seven Generations Energy, Class A (CAD) (1)	2,194,953	13,950
		81,291
U.S. Mixed Exploration & Production 1.0%
Cabot Oil & Gas	961,300	16,890
WPX Energy (1)	1,564,700	16,570
		33,460
U.S. Oil Exploration & Production 11.9%
Concho Resources	1,020,120	69,266
ConocoPhillips	1,208,800	68,877
Continental Resources (1)	1,098,700	33,829
Devon Energy	1,180,159	28,395
Diamondback Energy	519,031	46,666
EOG Resources	1,013,572	75,227
Jagged Peak Energy (1)	1,284,386	9,325
Magnolia Oil & Gas, Class A (1)	1,347,343	14,956
Pioneer Natural Resources	435,550	54,779
		401,320
Total Exploration & Production		516,071
INTEGRATEDS 15.0%

Integrated Oil & Gas 15.0%
BP (GBP)	15,216,411	96,331
Chevron	281,573	33,395
Eni (EUR)	665,102	10,166
Equinor (NOK)	2,477,183	46,923
Exxon Mobil	454,859	32,118
Galp Energia (EUR)	2,503,698	37,654
Occidental Petroleum	926,323	41,194
Royal Dutch Shell, B Shares (GBP)	352,023	10,404
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Suncor Energy	744,500	23,511
TOTAL (EUR)	3,315,145	172,609
Total Integrateds		504,305
METALS & MINING 10.1%

Diversified Metals & Mining 6.7%
Alumina (AUD)	8,833,760	14,153
Antofagasta (GBP)	828,892	9,150
BHP Group (AUD)	994,202	24,567
Boliden (SEK)	1,862,017	42,764
ERO Copper (CAD) (1)	732,782	10,703
Independence Group (AUD)	5,467,947	23,787
Lundin Mining (CAD)	2,702,600	12,709
Rio Tinto (GBP)	363,577	18,899
South32 (AUD)	10,448,967	18,429
Southern Copper	503,600	17,188
Sumitomo Metal Mining (JPY)	512,300	16,000
Teck Resources, Class B	1,014,600	16,467
		224,816
Precious Metals & Minerals 3.4%
Franco-Nevada (CAD)	135,050	12,306
Kirkland Lake Gold (CAD)	814,277	36,478
Northern Star Resources (AUD)	3,762,292	27,961
Osisko Gold Royalties (CAD)	783,407	7,279
Saracen Mineral Holdings (AUD) (1)	9,298,414	21,608
SEMAFO (CAD) (1)	3,394,054	10,888
		116,520
Total Metals & Mining		341,336
OTHER 4.3%

Heavy Electrical Equipment 0.0%
Bloom Energy, Class A (1)	150,617	489
		489
Paper & Forest Products 3.9%
Avery Dennison	192,100	21,817
Interfor (CAD) (1)	977,161	10,326
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)
International Paper	592,800	24,791
Mondi (GBP)	888,025	17,003
Packaging Corp. of America	261,100	27,703
West Fraser Timber (CAD)	703,100	28,127
		129,767
Research & Consulting Services 0.4%
Intertek Group (GBP)	190,933	12,852
		12,852
Total Other		143,108
UTILITIES 8.9%
Electric Utilities 6.0%
American Electric Power	262,000	24,547
Entergy	171,767	20,158
Evergy	250,540	16,676
Eversource Energy	348,460	29,783
NextEra Energy	350,414	81,643
Xcel Energy	464,300	30,128
		202,935
Gas Utilities 1.6%
Atmos Energy	466,740	53,157
		53,157
Multi-Utilities 1.3%
Alliant Energy	357,600	19,285
Sempra Energy	151,415	22,351
		41,636
Total Utilities		297,728
Total Miscellaneous Common Stocks 0.8% (5)		26,064
Total Common Stocks (Cost $2,926,378)		3,223,820

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 2.2%
AGRICULTURE 0.4%
Fertilizers & Agricultural Chemicals 0.4%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $11,372 (1)(2)(3)	615,892	14,355
Total Agriculture		14,355
CHEMICALS 0.3%
Specialty Chemicals 0.3%
International Flavors & Fragrances, 6.00%, 9/15/21	239,713	11,293
Total Chemicals		11,293
UTILITIES 1.5%
Electric Utilities 0.6%
American Electric Power, 6.125%, 3/15/22	214,110	11,799
Southern, Series A, 6.75%, 8/1/22	178,139	9,482
		21,281
Multi-Utilities 0.7%
Sempra Energy, Series A, 6.00%, 1/15/21	185,465	21,921
		21,921
Water Utilities 0.2%
Aqua America, 6.00%, 4/30/22	95,483	5,715
		5,715
Total Utilities		48,917
Total Convertible Preferred Stocks (Cost $67,404)		74,565

BANK LOANS 0.3% (6)
EXPLORATION & PRODUCTION 0.3%
Felix Energy, FRN, 3M USD LIBOR + 6.50%, 9.062%, 8/9/22
Acquisition Date: 8/9/17 - 3/1/19, Cost $11,633 (2)(3)	11,780,000	11,662
Total Exploration & Production		11,662
Total Bank Loans (Cost $11,672)		11,662

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

Shares/Par	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 1.3%

Money Market Funds 1.3%

T. Rowe Price Government Reserve Fund, 2.00% (7)(8)	43,606,450	43,607

Total Short-Term Investments (Cost $43,607)	43,607

Total Investments in Securities 99.7%
(Cost $3,049,061)	$3,353,654

Other Assets Less Liabilities 0.3%	9,183

Net Assets 100.0%	$3,362,837

‡	Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Level 3 in fair value hierarchy.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $53,213 and represents 1.6% of net assets.
(4)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(7)	Seven-day yield
(8)	Affiliated Companies
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)

The accompanying notes are an integral part of this Portfolio of Investments.

T.	ROWE PRICE NEW ERA FUND

AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
SEK Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

Affiliated Companies
($000	s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
		Net Realized Gain			Unrealized	Investment
Affiliate			(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund			$—		$—	$661
T. Rowe Price Short-Term Fund			—		—	—++
Totals		$	—#		$—	$661+

Supplementary Investment Schedule
		Value	Purchase		Sales	Value
Affiliate		12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund		$48,438		¤	¤$	43,607
T. Rowe Price Short-Term
Fund		—		¤	¤	—
$43,607^

#						Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+						Investment income comprised $661 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $43,607.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND
Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE NEW ERA FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length

T. ROWE PRICE NEW ERA FUND

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)			Level 1	Level 2		Level 3	Total Value
Assets
Common Stocks			$2,030,065$	1,166,559		$27,196	$3,223,820
Convertible Preferred Stocks			—	60,210		14,355	74,565
Fixed Income Securities[1]			—	—		11,662	11,662
Short-Term Investments			43,607	—		—	43,607
Total			$2,073,672$	1,226,769		$53,213	$3,353,654
[1] Includes Bank Loans.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $1,406,000 for the period ended September 30,
2019.

($000s)	Beginning				Ending
	Balance		Gain (Loss)	Total	Balance
	1/1/19	During Period Purchases			9/30/19
Investment in Securities
Common Stocks	$17,087	$	– $	10,109$	27,196
Convertible
Preferred Stocks	12,958		1,397	–	14,355
Bank Loans	7,762		29	3,871	11,662

Total	$37,807		$1,426$	13,980$	53,213